iShares®

iShares, Inc.

Supplement dated January 10, 2025

to the currently effective Statement of Additional Information (the “SAI”)

for the iShares Frontier and Select EM ETF (FM) (the “Fund”)

The Fund has liquidated effective January 9, 2025. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

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